Other Income and Other Expense - Major Expense Classifications Comprising of Other Expense Line Item in Income Statement (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Income and Expenses [Abstract]
Advertising	$ 793,282	$ 769,081	$ 621,216
Office supplies	591,177	774,961	563,706
Legal and audit fees	408,066	416,339	393,997
FDIC and state assessments	751,979	771,097	69,282
Telephone expense	431,761	408,646	442,781
Loan collection expense	205,549	621,227	554,542
Other losses	243,172	930,401	462,475
Debit card / ATM expense	337,476	330,612	830,396
Travel and convention	247,416	184,723	200,684
Other expenses	3,060,638	2,826,567	3,081,797
Total other expense	$ 7,070,516	$ 8,033,654	$ 7,220,876